Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000223272
Average Annual Return [Line Items]
Line Graph and Table Measure Name	USA Mutuals All Seasons Fund - Institutional Class
C000223274
Average Annual Return [Line Items]
Line Graph and Table Measure Name	USA Mutuals Vice Fund - Class A
Average Annual Return, Percent	6.90%	1.16%		4.08%
C000223277
Average Annual Return [Line Items]
Line Graph and Table Measure Name	USA Mutuals Vice Fund - Class C
C000223275
Average Annual Return [Line Items]
Line Graph and Table Measure Name	USA Mutuals Vice Fund - Institutional Class
C000223276
Average Annual Return [Line Items]
Line Graph and Table Measure Name	USA Mutuals Vice Fund - Investor Class
Without Sales Load [Member] | C000223272
Average Annual Return [Line Items]
Average Annual Return, Percent	0.91%	4.94%	4.80%
Without Sales Load [Member] | C000223274
Average Annual Return [Line Items]
Average Annual Return, Percent	13.43%	2.36%		4.70%
Without Sales Load [Member] | C000223277
Average Annual Return [Line Items]
Average Annual Return, Percent	12.66%	1.61%		3.94%
Without Sales Load [Member] | C000223275
Average Annual Return [Line Items]
Average Annual Return, Percent	13.76%	2.63%		5.00%
Without Sales Load [Member] | C000223276
Average Annual Return [Line Items]
Average Annual Return, Percent	13.48%	2.37%		4.72%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%	12.06%	13.58%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	20.52%	9.99%		11.88%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	20.52%	9.99%		11.88%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	20.52%	9.99%		11.88%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	20.52%	9.99%		11.88%
S&P Target Risk Conservative Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Conservative Index
Average Annual Return, Percent	9.66%	3.51%	4.57%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%	12.06%		14.16%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%	12.06%		14.16%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%	12.06%		14.16%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%	12.06%		14.16%